UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2006

Item 1. Reports to Stockholders

Semiannual Report March 31, 2006

EATON VANCE-ATLANTA
CAPITAL
INTERMEDIATE
BOND
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2006

INVESTMENT UPDATE

Gregory L. Coleman, CFA

James A. Womack, CFA

The Fund

Performance for the Past Six Months

•   For the six months ended March 31, 2006, the Fund’s Class I shares had a total return of -0.12%, the result of a decrease in net asset value (NAV) per share to $9.50 on March 31, 2006, from $9.70 on September 30, 2005, and the reinvestment of $0.188 per share in dividends.(1)

•   Based on the most recent dividend and NAV on March 31, 2006 of $9.50 per share for Class I, the Fund’s distribution rate was 4.21%.(2)The SEC 30-day yield for Class I shares at March 31, 2006 was 3.77%.(3)

•   For comparison, the Fund’s benchmark, the Lehman U.S. Intermediate Aggregate Index, had a return of 0.29% for the same period. The Lehman Intermediate Govt/Credit (Ex-Baa) + ABS + MBS Index had a return of 0.33% for the same period.(4)

Management Discussion

•   Interest rates continued their upward trek over the last six months, eroding much of the coupon income return generated from intermediate-maturity fixed-income securities. Virtually all maturities of the investment grade securities market were impacted, as returns ranged from about 1% for short maturities to negative 3% for long-term bonds.

•   By March 31, 2006, the Federal Reserve had raised its key Federal Funds rate 15 times since it began its tightening campaign in June of 2004. At 4.75%, the Federal Funds rate was a full 1% higher than its September 30, 2005 reading. Consequently, the yield curve was virtually flat at the end of the first quarter of 2006. Fewer than 10 basis points separated treasury yields from 6 months all the way out to 30 years (4.80% to 4.89%).

•   While the economy generated an uneven performance over the last two quarters, Gross Domestic Product growth showed no signs of a material slowdown on balance. The substantial home equity buildup over the last five years, coupled with solid job growth (which averaged 188,000 per month over the last six months), continued to give the U.S. economy a firm underpinning.

•   Inflation, as measured by the core Consumer Price Index (which excludes more volatile food and energy price changes), inched up to a 2.1% annual rate for the 12 months ending March 31, 2006. Inflation is still viewed by the Federal Reserve as “well contained.”

•   The Fund’s shorter-than-benchmark duration was a contributor to performance over the past six months. Additionally, the Fund’s barbell positioning along the yield curve (a relatively higher concentration in the shorter-term and longer-term maturities) also contributed to performance. This strategy has been reduced in recent months, however, as short-term interest rates (driven by tighter Fed monetary policy) have risen to be nearly in line with longer-term interest rates.

•   The mortgage-backed, asset-backed and agency sectors all out-performed Treasuries by a modest 10 to 20 basis points over the last six months. The Fund benefited slightly by being collectively overweighted in these sectors for the period.(5)

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)  Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Class I shares are offered to certain investors at NAV.

(2)  The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the NAV.

(3)  The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(4)  The Lehman U.S. Intermediate Aggregate Index is a broad-based index of intermediate maturity bonds. The Lehman Intermediate Govt/Credit (Ex-Baa) + ABS + MBS Index (the “Secondary Index”) is a market-value weighted index that covers U.S. investment-grade fixed-rate bonds rated A3 or better by Moody’s Investors Service, Inc. with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Securities included in both indexes are U.S. domestic, taxable and dollar-denominated. The Secondary Index is included because the securities included therein are similar to those that the Fund may acquire. It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(5)  Sector weightings are subject to change due to active management.

2

FUND PERFORMANCE

•   Investment grade corporate bond returns produced a similar performance pattern over the period, outperforming equivalent maturity Treasuries by eight basis points. Within the corporate sector, lesser quality issues (BBB-rated) continued to lead higher quality issues, managing to produce 18 basis points of excess return. Yield premiums on lower-quality issues remain narrow.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Performance*	Class I

Average Annual Total Returns (at net asset value)
One Year	1.79%
Life of Fund†	3.22%

†     Inception Date – Class I: 4/30/02

*  Class I shares are offered to certain investors at NAV.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Fund Sector Weightings†

By net assets

†  As of March 31, 2006. Fund Sector Weightings may not be representative of the Fund’s current or future investments and may change due to active management.

3

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 – March 31, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Intermediate Bond Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/05)	(3/31/06)	(10/1/05 – 3/31/06)
Actual
Class I	$1,000.00	$998.80	$3.74

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,021.20	$3.78

*  Expenses are equal to the Fund’s annualized expense ratio of 0.75% for Class I shares multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005.

4

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 7.6%
Security	Principal Amount (000's omitted)	Value
Carmax Auto Owner Trust, Series 2002-2, Class A4, 3.34%, 2/15/08	$118	$117,232
Carmax Auto Owner Trust, Series 2003-2, Class A4, 3.07%, 10/15/10	300	294,672
Chase Manhattan Auto Owner Trust, Series 2003-B, Class A3, 1.82%, 7/16/07	29	29,141
WFS Financial Owner Trust, 3.11%, 8/20/10	119	117,806
Total Asset Backed Securities (identified cost, $566,168)		$558,851
Corporate Bonds & Notes — 16.8%
Security	Principal Amount (000's omitted)	Value
Citigroup, Inc., 6.50%, 1/18/11	$250	$261,186
Countrywide Home Loan, 5.625%, 7/15/09	250	250,834
Emerson Electric, 7.125%, 8/15/10	200	213,909
Morgan Stanley, 5.30%, 3/1/13	250	244,846
Verizon Global Funding Corp., 7.375%, 9/1/12	250	271,118
Total Corporate Bonds & Notes (identified cost, $1,233,160)		$1,241,893
Collateralized Mortgage Obligations — 28.7%
Security	Principal Amount (000's omitted)	Value
Countrywide Home Loan, Series 2004-7, Class AF3, 3.903%, 1/25/31	$105	$104,344
Countrywide Home Loan, Series 2006-J2, Class A3, 6.00%, 4/25/36	175	175,656
Federal Home Loan Mortgage Corp., Series 1589, Class N, 6.25%, 4/15/23	18	17,614
Federal Home Loan Mortgage Corp., Series 1614, Class J, 6.25%, 11/15/22	2	1,712
Federal Home Loan Mortgage Corp., Series 2602, Class QD, 3.50%, 9/15/14	56	56,123
Federal Home Loan Mortgage Corp., Series 2631, Class LA, 4.00%, 6/15/11	230	227,980
Federal Home Loan Mortgage Corp., Series 2676, Class JA, 4.00%, 8/15/13	246	244,121

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Series 2720, Class DA, 4.50%, 4/15/12	$258	$256,460
Federal Home Loan Mortgage Corp., Series 2836, Class DG, 5.00%, 6/15/16	111	110,788
Federal National Mortgage Assn., Series 2003-128, Class KG, 4.00%, 12/25/11	194	190,287
Federal National Mortgage Assn., Series 2003-14, Class AQ, 3.50%, 3/25/33	99	92,327
Federal National Mortgage Assn., Series 2003-57, Class KB, 4.50%, 12/25/12	500	494,843
Residential Funding Mortgage Securities I, Series 2002-S16, Class A10, 5.50%, 10/25/17	147	146,333
Total Collateralized Mortgage Obligations (identified cost, $2,187,099)		$2,118,588
U.S. Government Agencies — 15.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 5.00%, 7/15/14	$200	$197,633
Federal Home Loan Mortgage Corp., 5.875%, 3/21/11	200	204,833
Federal National Mortgage Assn., 4.375%, 9/15/12	265	254,475
Federal National Mortgage Assn., 4.75%, 1/19/16	175	169,273
Federal National Mortgage Assn., 5.00%, 3/15/16	75	74,057
Federal National Mortgage Assn., 6.25%, 2/1/11	250	259,544
Total U.S. Government Agencies (identified cost, $1,163,619)		$1,159,815
Mortgage-Backed Securities — 22.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #40402, 5.50%, 1/1/07	$3	2,961
Federal Home Loan Mortgage Corp., Pool #G01857, 5.00%, 10/1/33	181	172,611
Federal Home Loan Mortgage Corp., Pool #G08067, 5.00%, 7/1/35	48	46,001
Federal National Mortgage Assn., Pool #190341, 5.00%, 9/1/18	171	167,215
Federal National Mortgage Assn., Pool #357412, 4.50%, 7/1/18	239	228,833
Federal National Mortgage Assn., Pool #555783, 4.50%, 10/1/33	178	165,114

See notes to financial statements

5

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Assn., Pool #725546, 4.50%, 6/1/19	$326	$311,842
Federal National Mortgage Assn., Pool #725584, 5.00%, 7/1/34	190	181,628
Federal National Mortgage Assn., Pool #725705, 5.00%, 8/1/34	91	87,277
Federal National Mortgage Assn., Pool #735899, 5.50%, 10/1/35	173	168,727
Federal National Mortgage Assn., Pool #793257, 5.00%, 12/1/34	114	108,953
Total Mortgage-Backed Securities (identified cost, $1,693,844)		$1,641,162
U.S. Treasury Obligations — 6.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Note, 3.875%, 2/15/13	$100	$94,320
U.S. Treasury Note, 4.50%, 2/28/11	125	123,218
U.S. Treasury Note, 4.75%, 5/15/14	150	148,734
U.S. Treasury Note, 4.875%, 2/15/12	42	42,079
U.S. Treasury Strip, 0.00%, 5/15/09	95	81,870
Total U.S. Treasury Obligations (identified cost, $492,355)		$490,221
Total Investments — 97.8% (identified cost $7,336,245)		$7,210,530
Other Assets, Less Liabilities — 2.2%		$159,257
Net Assets — 100%		$7,369,787

See notes to financial statements

6

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2006

Assets
Investments, at value (identified cost, $7,336,245)	$7,210,530
Cash	129,436
Receivable from the Administrator	19,848
Interest receivable	38,927
Total assets	$7,398,741
Liabilities
Payable for Fund shares redeemed	$3,043
Payable to affiliate for investment advisory fees	2,492
Dividends payable	852
Accrued expenses	22,567
Total liabilities	$28,954
Net assets	$7,369,787
Sources of Net Assets
Paid-in capital	$7,603,058
Accumulated distributions in excess of net realized gain (computed on the basis of identified cost)	(119,950)
Accumulated undistributed net investment income	12,394
Net unrealized depreciation (computed on the basis of identified cost)	(125,715)
Total	$7,369,787
Class I Shares
Net Assets	$7,369,787
Shares Outstanding	775,810
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.50

Statement of Operations

For the Six Months
Ended March 31, 2006

Investment Income
Interest	$223,118
Total investment income	$223,118
Expenses
Investment adviser fee	$18,540
Trustees' fees and expenses	88
Custodian fee	13,519
Legal and accounting services	13,271
Printing and postage	4,390
Transfer and dividend disbursing agent fees	1,964
Registration fees	1,572
Miscellaneous	1,355
Total expenses	$54,699
Deduct — Reduction of custodian fee	$19
Preliminary allocation of expenses to the Administrator	19,848
Total expense reductions	$19,867
Net expenses	$34,832
Net investment income	$188,286
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(43,073)
Net realized loss	$(43,073)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(130,502)
Net change in unrealized appreciation (depreciation)	$(130,502)
Net realized and unrealized loss	$(173,575)
Net increase in net assets from operations	$14,711

See notes to financial statements

7

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
From operations — Net investment income	$188,286	$326,187
Net realized gain (loss) from investment transactions	(43,073)	23,947
Net change in unrealized appreciation (depreciation) from investments	(130,502)	(151,581)
Net increase in net assets from operations	$14,711	$198,553
Distributions to shareholders — From net investment income Class I	$(181,093)	$(384,753)
From net realized gain Class I	—	(48,184)
Total distributions to shareholders	$(181,093)	$(432,937)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class I	$1,384,702	$2,307,472
Net asset value of shares issued to shareholders in payment of distributions declared Class I	173,643	431,626
Cost of shares redeemed Class I	(3,977,964)	(3,536,041)
Net decrease in net assets from Fund share transactions	$(2,419,619)	$(796,943)
Net decrease in net assets	$(2,586,001)	$(1,031,327)
Net Assets
At beginning of period	$9,955,788	$10,987,115
At end of period	$7,369,787	$9,955,788
Accumulated undistributed net investment income included in net assets
At end of period	$12,394	$5,201

See notes to financial statements

8

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2006

FINANCIAL STATEMENTS

Financial Highlights

	Class I
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.700		$9.910	$10.060	$10.370		$10.000
Income (loss) from operations
Net investment income	$0.195		$0.297	0.268	$0.279		$0.166
Net realized and unrealized gain (loss)	(0.207)		(0.114)	(0.068)	0.038		0.397
Total income (loss) from operations	$(0.012)		$0.183	$0.200	$0.317		$0.563
Less distributions
From net investment income	$(0.188)		$(0.350)	$(0.311)	$(0.369)		$(0.193)
From net realized gain	—		(0.043)	(0.039)	(0.258)		—
Total distributions	$(0.188)		$(0.393)	$(0.350)	$(0.627)		$(0.193)
Net asset value — End of period	$9.500		$9.700	$9.910	$10.060		$10.370
Total Return(3)	(0.12)%		1.88%	2.05%	3.20%		5.67%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$7,370		$9,956	$10,987	$11,220		$12,089
Ratios (As a percentage of average daily net assets):
Net expenses	0.75	%(4)	0.75%	0.75%	0.75%		0.75	%(4)
Net expenses after custodian fee reduction	0.75	%(4)	0.75%	0.75%	0.75%		0.75	%(4)
Net investment income	4.08	%(4)	3.03%	2.70%	2.76%		3.91	%(4)
Portfolio Turnover	30%		39%	71%	102	%(5)	42%

†  The operating expenses of the Fund may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	1.18	%(4)	1.10%	1.13%	1.06%	1.25	%(4)
Expenses after custodian fee reduction	1.18	%(4)	1.10%	1.13%	1.06%	1.25	%(4)
Net investment income	3.65	%(4)	2.67%	2.32%	2.45%	3.41	%(4)
Net investment income per share	$0.175		$0.262	$0.230	$0.248	$0.145

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 30, 2002 to September 30, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Annualized.

(5)  Revised portfolio turnover rate. The previously reported portfolio turnover rate was 1%.

See notes to financial statements

9

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Intermediate Bond Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund's investment objective is to balance current income with capital preservation. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund currently offers one class of shares. Class I shares are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Debt securities (including collateralized mortgage obligations and certain mortgage backed securities ("MBS")) normally are valued by independent pricing services. The pricing services consider various factors relating to bonds or loans and/or market transactions to determine market value. Most seasoned MBS are valued by the investment adviser's matrix pricing system. The matrix pricing system also considers various factors relating to bonds and market transactions to determine market value. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $1,191 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on September 30, 2013.

At September 30, 2005, net capital losses of $34,782 attributable to security transactions incurred after October 31, 2004, are treated as arising on the first day of the Fund's taxable year ending September 30, 2006.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Other — Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

G  Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

10

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

I  Interim Financial Statements — The interim financial statements relating to March 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflects all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest distributions in additional shares of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

Class I	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	143,850	235,256
Issued to shareholders electing to receive payments of distributions in Fund shares	18,092	44,058
Redemptions	(412,950)	(361,108)
Net decrease	(251,008)	(81,794)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the investment advisory agreement, BMR receives a monthly advisory fee equal to 0.40% annually of the Fund's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2006, the advisory fee amounted to $18,540. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC ("Atlanta Capital"), an indirect majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Fund in the amount of 0.30% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. EVM serves as administrator of the Fund but receives no compensation. Pursuant to a voluntary expense reimbursement, the Administrator was preliminarily allocated $19,848 of the Fund's operating expenses for the six months ended March 31, 2006. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended March 31, 2006, EVM earned $14 in sub-transfer agent fees from the Fund.

Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  Purchases and Sales of Investments

Purchases, sales and principal paydowns of investments, other than short-term obligations, aggregated $2,600,344, $3,605,911, and $979,368 respectively, for the six months ended March 31, 2006.

11

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$7,360,379
Gross unrealized appreciation	$30,939
Gross unrealized depreciation	(180,788)
Net unrealized depreciation	$(149,849)

7  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2006.

12

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2006

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

13

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2006

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance-Atlanta Capital Intermediate Bond Fund (the "Fund") with Boston Management and Research (the "Adviser") and the sub-advisory agreement with Atlanta Capital Management, LLC (the "Sub-adviser"), including the fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing fixed income portfolios.

The Board reviewed the compliance programs of the Adviser and and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory and sub-advisory agreements.

14

Eaton Vance-Atlanta Capital Intermediate Bond Fund as of March 31, 2006

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2005 for the Fund. The Board noted that, unlike other Funds in its peer group, the Fund does not invest in BBB rated bonds, which have generally outperformed higher quality bonds during these periods. Recognizing that the Fund's performance in relation to its peer group has been adversely affected by the relatively high quality of the Fund's investment portfolio, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees").

As part of its review, the Board considered the Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fee charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

15

Eaton Vance-Atlanta Capital Intermediate Bond Fund

INVESTMENT MANAGEMENT

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

16

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance-Atlanta Capital Intermediate Bond Fund
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Eaton Vance-Atlanta Capital Intermediate Bond Fund
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Intermediate Bond Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer and Dividend Disbursing Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital Intermediate Bond Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1443-5/06  AIBSRC

Semiannual Report March 31, 2006

EATON VANCE-
ATLANTA
CAPITAL
SMALL-CAP
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2006

INVESTMENT UPDATE

William R. Hackney, III, CFA

William O. Bell, IV, CFA

W. Matthew Hereford, CFA

Charles B. Reed, CFA

The Fund

Performance for the Past Six Months

•        For the six months ended March 31, 2006, the Fund’s Class I shares had a total return of 9.36%, the result of an increase in net asset value (NAV) per share to $13.23 on March 31, 2006, from $12.98 on September 30, 2005, and the reinvestment of $0.891 per share in capital gains.(1)

•        The Fund’s Class A shares had a total return of 9.23% for the same period, the result of an increase in NAV per share to $12.70 on March 31, 2006, from $12.51 on September 30, 2005, and the reinvestment of $0.891 per share in capital gains.(1)

•        For comparison, the Fund’s benchmark, the Russell 2000 Index, a market-capitalization weighted index of 2,000 small company stocks, had a total return of 15.23% for the six months ended March 31, 2006.(2)

Management Discussion

•        The market environment for small-capitalization equities was favorable over the six months ended March 30, 2006. Small-cap stocks, as measured by the Russell 2000 Index, rose over 15%, with almost all of the gain in the first three months of 2006. We are now entering the seventh year in a row that the Russell 2000 Index has outperformed the larger-capitalization, “blue chip” S&P 500 Index.(2)

•        Sector performance within the Russell 2000 Index showed strength across the board, with nine of the 10 sectors producing positive returns over the last six months. Materials led the way with a 32% price gain. The telecommunications services, industrials, and health care sectors recorded gains of over 20%.

•        The Fund currently invests in a separate registered investment company with the same objective and policies as the Fund (the Portfolio). Management strives to add value through high-quality investment discipline and portfolio stock selection, not by significantly over-weighting or underweighting particular economic sectors versus the Fund’s benchmark. As a result, the Portfolio’s sector weights generally have not had significant influence on the performance of the Fund. The Portfolio is broadly diversified across all major economic sectors of the Russell 2000 Index, and the sector weights are roughly in line with their respective weights in the Russell 2000 Index.(3)

•        The Fund posted solid returns for the period but lagged the returns of the Russell 2000 Index.(2) The Fund’s underperformance versus its benchmark can be attributed primarily to the weak relative performance of higher-quality stocks, particularly in the health care, industrials and technology sectors of the Portfolio. Lower-quality issues generally outpaced higher-quality issues in the last six months. In fact, lower-quality, higher-beta issues have outperformed for the third consecutive year.

•        The Portfolio benefited from positive stock selection during the period in the energy and financial sectors, where companies in the investment management, insurance, oil field equipment and refining industries posted strong gains.

•        Management believes that successful investing requires in-depth fundamental research, broad diversification, a long-term orientation and an emphasis on quality companies. At the end of the period, the Portfolio was invested in 62 companies, broadly diversified among nine economic sectors.(3)

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns are historical and do not include the 5.75% maximum sales charge for the Fund’s Class A shares. If sales charges were deducted, returns would be lower. Class I shares are offered to certain investors at NAV.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)       Sector weightings are subject to change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

FUND PERFORMANCE

Performance*	Class A	Class I

Average Annual Total Returns (at net asset value)

One Year	18.31%	18.69%
Life of Fund†	14.73%	9.64%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year	11.55%	18.69%
Life of Fund†	11.88%	9.64%

†        Inception Dates — Class A: 11/28/03; Class I: 4/30/02

*       Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I shares are offered to certain investors at NAV.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Ten Largest Holdings *

By net assets

Genlyte Group, Inc. (The)	3.2%
FactSet Research Systems, Inc.	3.1
Affiliated Managers Group, Inc.	3.0
ANSYS, Inc.	2.8
Aaron Rents, Inc.	2.7
Speedway Motorsports, Inc.	2.6
Forward Air Corp.	2.6
RLI Corp.	2.6
Sybron Dental Specialities, Inc.	2.4
Landauer, Inc.	2.4

*       Ten Largest Holdings represented 27.4% of the Portfolio’s net assets as of March 31, 2006. Holdings are subject to change due to active management.

Common Stock Investments by Sector **

By net assets

Financials	21.7%
Information Technology	19.0%
Industrials	18.4%
Consumer Discretionary	14.3%
Health Care	10.8%
Energy	5.6%
Consumer Staples	4.2%
Utilities	3.4%
Materials	1.5%

**          As of March 31, 2006. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 – March 31, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Small-Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/05)	(3/31/06)	(10/1/05 – 3/31/06)

Actual
Class A	$1,000.00	$1,092.30	$8.35
Class I	$1,000.00	$1,093.60	$7.05

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.00	$8.05
Class I	$1,000.00	$1,018.20	$6.79

*       Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A shares and 1.35% for Class I shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2006

Assets
Investment in Small-Cap Portfolio, at value (identified cost, $13,449,345)	$19,223,077
Receivable for Fund shares sold	6,082
Receivable from the Administrator	25,387
Total assets	$19,254,546
Liabilities
Payable for Fund shares redeemed	$4,946
Payable to affiliate for service fees	4,019
Accrued expenses	19,555
Total liabilities	$28,520
Net Assets	$19,226,026
Sources of Net Assets
Paid-in capital	$12,848,030
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	631,976
Accumulated net investment loss	(27,712)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	5,773,732
Total	$19,226,026
Class A Shares
Net Assets	$6,782,787
Shares Outstanding	533,917
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.70
Maximum Offering Price Per Share (100 ÷ 94.25 of $12.70)	$13.47
Class I Shares
Net Assets	$12,443,239
Shares Outstanding	940,812
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.23
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
March 31, 2006

Investment Income
Dividends allocated from Portfolio	$99,784
Interest allocated from Portfolio	5,616
Expenses allocated from Portfolio	(116,208)
Net investment loss from Portfolio	$(10,808)
Expenses
Trustees' fees and expenses	$88
Service fees
Class A	4,874
Registration fees	10,404
Custodian fee	9,072
Legal and accounting services	7,524
Transfer and dividend disbursing agent fees	4,669
Printing and postage	4,825
Miscellaneous	835
Total expenses	$42,291
Deduct — Allocation of expenses to the Administrator	$25,387
Total expense reductions	$25,387
Net expenses	$16,904
Net investment loss	$(27,712)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$953,146
Net realized gain	$953,146
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$760,891
Net change in unrealized appreciation (depreciation)	$760,891
Net realized and unrealized gain	$1,714,037
Net increase in net assets from operations	$1,686,325

See notes to financial statements

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
From operations — Net investment loss	$(27,712)	$(81,262)
Net realized gain from investment transactions	953,146	1,538,404
Net change in unrealized appreciation (depreciation) from investments	760,891	1,457,173
Net increase in net assets from operations	$1,686,325	$2,914,315
Distributions to shareholders — From net realized gain Class A	(103,880)	(14,957)
Class I	(1,270,994)	(183,342)
Total distributions to shareholders	$(1,374,874)	$(198,299)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$6,905,042	$784,614
Class I	1,315,930	3,291,922
Net asset value of shares issued to shareholders in payment of distributions declared Class A	82,332	13,997
Class I	1,157,973	167,385
Cost of shares redeemed Class A	(1,934,783)	(830,337)
Class I	(8,045,981)	(3,491,680)
Net decrease in net assets from Fund share transactions	$(519,487)	$(64,099)
Net increase (decrease) in net assets	$(208,036)	$2,651,917
Net Assets
At beginning of period	$19,434,062	$16,782,145
At end of period	$19,226,026	$19,434,062
Accumulated net investment loss included in net assets
At end of period	$(27,712)	$—

See notes to financial statements

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)(2)
Net asset value — Beginning of period	$12.510		$10.810	$10.000
Income (loss) from operations
Net investment loss	$(0.032)		$(0.077)	$(0.044)
Net realized and unrealized gain	1.113		1.903	0.854
Total income from operations	$1.081		$1.826	$0.810
Less distributions
From net realized gain	$(0.891)		$(0.126)	$—
Total distributions	$(0.891)		$(0.126)	$—
Net asset value — End of period	$12.700		$12.510	$10.810
Total Return(3)	9.23%		16.97%	8.10%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$6,783		$1,324	$1,166
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.60	%(5)	1.60%	1.60	%(5)
Net expenses after custodian fee reduction(4)	1.60	%(5)	1.60%	1.60	%(5)
Net investment loss	(0.53	)%(5)	(0.66)%	(0.51	)%(5)
Portfolio Turnover of the Portfolio	11%		38%	28%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.86	%(5)	1.87%	2.03	%(5)
Expenses after custodian fee reduction(4)	1.86	%(5)	1.87%	2.03	%(5)
Net investment loss	(0.79	)%(5)	(0.93)%	(0.94	)%(5)
Net investment loss per share	$(0.048)		$(0.108)	$(0.081)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003, to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period	$12.980		$11.180	$9.550	$7.710	$10.000
Income (loss) from operations
Net investment loss	$(0.015)		$(0.050)	$(0.031)	$(0.024)	$(0.007)
Net realized and unrealized gain (loss)	1.156		1.976	1.661	1.864	(2.283)
Total income (loss) from operations	$1.141		$1.926	$1.630	$1.840	$(2.290)
Less distributions
From net realized gain	$(0.891)		$(0.126)	$—	$—	$—
Total distributions	$(0.891)		$(0.126)	$—	$—	$—
Net asset value — End of period	$13.230		$12.980	$11.180	$9.550	$7.710
Total Return(3)	9.36%		17.30%	17.07%	23.87%	(22.90)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$12,443		$18,110	$15,616	$10,815	$6,976
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.35	%(5)	1.35%	1.35%	1.35%	1.37	%(5)
Net expenses after custodian fee reduction(4)	1.35	%(5)	1.35%	1.35%	1.35%	1.35	%(5)
Net investment loss	(0.23	)%(5)	(0.42)%	(0.29)%	(0.28)%	(0.20	)%(5)
Portfolio Turnover of the Portfolio	11%		38%	28%	54%	17%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.61	%(5)	1.62%	1.78%	2.12%	2.69	%(5)
Expenses after custodian fee reduction(4)	1.61	%(5)	1.62%	1.78%	2.12%	2.67	%(5)
Net investment loss	(0.49	)%(5)	(0.69)%	(0.72)%	(1.05)%	(1.52	)%(5)
Net investment loss per share	$(0.032)		$(0.083)	$(0.077)	$(0.090)	$(0.053)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 30, 2002, to September 30, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund currently offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class I shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Small-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (83.2% at March 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $107,157 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through a Fund reorganization and may be subject to certain limitations. Such capital loss carryover will expire on September 30, 2011.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the Fund at the net asset value as of the reinvestment date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid–in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	582,029	67,087
Issued to shareholders electing to receive payments of distributions in Fund shares	7,019	1,196
Redemptions	(160,948)	(70,341)
Net increase (decrease)	428,100	(2,058)

Class I	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	102,531	272,644
Issued to shareholders electing to receive payments of distributions in Fund shares	94,838	13,822
Redemptions	(651,623)	(288,411)
Net decrease	(454,254)	(1,945)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. For the six months ended March 31, 2006, the administrator has agreed to reimburse the Fund's other expenses (excluding the investment adviser fee and the service fee) to the extent that they exceed 0.35% of average daily net assets. This agreement may be changed or terminated at any time, subject to Trustee approval. Pursuant to this agreement, EVM was allocated $25,387 of the Fund's operating expenses for the six months ended March 31, 2006. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended March 31, 2006, EVM earned $111 in sub-transfer agent fees from the Fund. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $732 as its portion of the sales charge on sales of fund shares for the six months ended March 31, 2006. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect a service plan for Class A (Class A Plan). The Class A Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid or

Eaton Vance-Atlanta Capital Small-Cap Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

accrued for the six months ended March 31, 2006 amounted to $4,874 for Class A shares.

6  Contingent Deferred Sales Charge

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by shareholders for Class A shares for the six months ended March 31, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2006, aggregated $8,216,597, and $10,103,397, respectively.

Small-Cap Portfolio as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value
Air Freight & Logistics — 2.6%
Forward Air Corp.	16,000	$596,640
		$596,640
Airlines — 1.6%
SkyWest, Inc.	12,700	$371,729
		$371,729
Automobiles — 1.0%
Winnebago Industries	7,400	$224,516
		$224,516
Building Products — 1.4%
Simpson Manufacturing Co., Inc.	7,400	$320,420
		$320,420
Capital Markets — 3.0%
Affiliated Managers Group, Inc.(1)	6,500	$692,965
		$692,965
Commercial Banks — 9.7%
Capital City Bank Group, Inc.	12,300	$437,265
PrivateBancorp, Inc.	6,100	253,089
Seacoast Banking Corp. of Florida	18,620	542,028
Texas Regional Bancshares, Class A	13,830	407,855
UCBH Holdings, Inc.	20,700	391,644
Westamerica Bancorporation	4,200	218,064
		$2,249,945
Commercial Services & Supplies — 8.2%
ABM Industries, Inc.	17,460	$334,708
Adesa, Inc.	13,000	347,620
Advisory Board Co., (The)(1)	4,400	245,388
Brady Corp., Class A	6,000	224,760
G & K Services, Inc.	4,900	208,446
McGrath Rentcorp	10,000	300,600
Mine Safety Appliances Co.	5,600	235,200
		$1,896,722

Security	Shares	Value
Containers & Packaging — 1.4%
AptarGroup, Inc.	6,000	$331,500
		$331,500
Diversified Consumer Services — 3.0%
Bright Horizons Family Solutions, Inc.(1)	5,000	$193,650
Matthews International Corp.	13,000	497,380
		$691,030
Diversified Financial Services — 2.1%
Financial Federal Corp.	16,500	$483,450
		$483,450
Electric Utilities — 1.0%
ALLETE, Inc.	5,133	$239,198
		$239,198
Electrical Equipment — 3.3%
Genlyte Group, Inc. (The)(1)	11,000	$749,540
		$749,540
Electronic Equipment & Instruments — 5.9%
Landauer, Inc.	11,000	$552,420
National Instruments Corp.	8,250	269,115
Scansource, Inc.(1)	9,000	543,690
		$1,365,225
Energy Equipment & Services — 2.3%
CARBO Ceramics, Inc.	4,000	$227,640
Hydril Co.(1)	4,000	311,800
		$539,440
Food & Staples Retailing — 1.9%
Casey's General Stores, Inc.	9,300	$212,691
Ruddick Corp.	9,700	235,807
		$448,498
Food Products — 1.3%
Tootsie Roll Industries, Inc.	10,000	$292,708
		$292,708

See notes to financial statements

Small-Cap Portfolio as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Gas Utilities — 2.3%
Energen Corp.	9,100	$318,500
Piedmont Natural Gas Co., Inc.	9,000	215,910
		$534,410
Health Care Equipment & Supplies — 9.8%
Diagnostic Products Corp.	10,300	$490,589
ICU Medical, Inc.(1)	9,000	325,710
Mentor Corp.	8,400	380,604
Sybron Dental Specialties, Inc.(1)	13,400	552,616
Young Innovations, Inc.	14,000	511,280
		$2,260,799
Health Care Providers & Services — 1.1%
CorVel Corp.(1)	11,000	$242,220
		$242,220
Hotels, Restaurants & Leisure — 5.1%
Ambassadors Group, Inc.	6,600	$167,640
Sonic Corp.(1)	11,375	399,604
Speedway Motorsports, Inc.	16,000	611,360
		$1,178,604
Household Durables — 1.0%
M/I Homes, Inc.	5,100	$239,700
		$239,700
Household Products — 1.0%
Church & Dwight Co., Inc.	6,150	$227,058
		$227,058
Industrial Conglomerates — 1.4%
Raven Industries, Inc.	8,200	$320,702
		$320,702
Insurance — 5.2%
Alfa Corp.	14,600	$250,244
Midland Co.	10,300	360,294
RLI Corp.	10,400	595,920
		$1,206,458

Security	Shares	Value
Media — 1.6%
Cox Radio, Inc., Class A(1)	13,800	$185,196
Lee Enterprises, Inc.	5,200	173,108
		$358,304
Oil, Gas & Consumable Fuels — 3.2%
Berry Petroleum Co.	4,900	$335,405
Holly Corp.	5,500	407,660
		$743,065
Real Estate — 1.6%
Universal Health Realty Income Trust	10,200	$372,606
		$372,606
Semiconductors & Semiconductor Equipment — 2.7%
Power Integrations, Inc.(1)	14,000	$346,920
Varian Semiconductor Equipment Associates, Inc.(1)	10,150	285,012
		$631,932
Software — 10.3%
ANSYS, Inc.(1)	12,000	$649,800
FactSet Research Systems, Inc.	16,000	709,600
Jack Henry & Associates, Inc.	19,000	434,530
Kronos, Inc.(1)	8,500	317,815
Manhattan Associates, Inc.(1)	12,600	277,200
		$2,388,945
Specialty Retail — 2.7%
Aaron Rents, Inc.	22,700	$616,759
		$616,759
Total Common Stocks (identified cost $16,100,532)		$22,815,088
Total Investments — 98.7% (identified cost $16,100,532)		$22,815,088
Other Assets, Less Liabilities — 1.3%		$299,471
Net Assets — 100.0%		$23,114,559

(1)  Non-income producing security.

See notes to financial statements

Small-Cap Portfolio as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2006

Assets
Investments, at value (identified cost, $16,100,532)	$22,815,088
Cash	363,782
Interest and dividends receivable	32,024
Total assets	$23,210,894
Liabilities
Payable for investments purchased	$60,108
Payable to affiliate for investment advisory fees	18,456
Accrued expenses	17,771
Total liabilities	$96,335
Net Assets applicable to investors' interest in Portfolio	$23,114,559
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$16,400,003
Net unrealized appreciation (computed on the basis of identified cost)	6,714,556
Total	$23,114,559

Statement of Operations

For the Six Months Ended
March 31, 2006

Investment Income
Dividends	$118,044
Interest	6,621
Total investment income	$124,665
Expenses
Investment adviser fee	$112,934
Trustees' fees and expenses	88
Custodian fee	13,256
Legal and accounting services	10,133
Miscellaneous	1,574
Total expenses	$137,985
Deduct — Reduction of custodian fee	$5
Reduction of investment adviser fee	464
Total expense reductions	$469
Net expenses	$137,516
Net investment loss	$(12,851)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,134,058
Net realized gain	$1,134,058
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$905,841
Net change in unrealized appreciation (depreciation)	$905,841
Net realized and unrealized gain	$2,039,899
Net increase in net assets from operations	$2,027,048

See notes to financial statements

Small-Cap Portfolio as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
From operations — Net investment loss	$(12,851)	$(67,705)
Net realized gain from investment transactions	1,134,058	1,788,869
Net change in unrealized appreciation (depreciation) from investments	905,841	1,736,811
Net increase in net assets from operations	$2,027,048	$3,457,975
Capital transactions — Contributions	$9,103,281	$4,906,236
Withdrawals	(10,778,956)	(5,034,006)
Net decrease in net assets from capital transactions	$(1,675,675)	$(127,770)
Net increase in net assets	$351,373	$3,330,205
Net Assets
At beginning of period	$22,763,186	$19,432,981
At end of period	$23,114,559	$22,763,186

See notes to financial statements

Small-Cap Portfolio as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)		2005	2004	2003	2002(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.22	%(2)	1.25%	1.28%	1.05%	0.92	%(2)
Net expenses after custodian fee reduction	1.22	%(2)	1.25%	1.28%	1.05%	0.90	%(2)
Net investment income (loss)	(0.11	)%(2)	(0.31)%	(0.22)%	0.03%	0.23	%(2)
Portfolio Turnover	11%		38%	28%	54%	17%
Total Return	9.44%		17.42%	17.15%	24.24%	(22.75)%
Net assets, end of period (000's omitted)	$23,115		$22,763	$19,433	$14,462	$13,765

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	1.22	%(2)	1.26%	1.29%	1.33%	1.65	%(2)
Expenses after custodian fee reduction	1.22	%(2)	1.26%	1.29%	1.33%	1.63	%(2)
Net investment loss	(0.11	)%(2)	(0.32)%	(0.23)%	(0.25)%	(0.50	)%(2)

(1)  For the period from the start of business, April 30, 2002, to September 30, 2002.

(2)  Annualized.

See notes to financial statements

Small-Cap Portfolio as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations within the range of companies comprising the Russell 2000 Index (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2006, the Eaton Vance-Atlanta Capital Small-Cap Fund held an approximate 83.2% interest in the Portfolio. In addition, one other investor owned a greater than 10% interest in the Portfolio (10.1% at March 31, 2006). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee

Small-Cap Portfolio as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2006, the investment adviser fee amounted to $112,934. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended March 31, 2006, BMR waived $464 of its advisory fee. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), an indirect majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $2,523,528 and $4,079,048, respectively, for the six months ended March 31, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,100,532
Gross unrealized appreciation	$7,051,078
Gross unrealized depreciation	(336,522)
Net unrealized appreciation	$6,714,556

Small-Cap Portfolio as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2006.

Eaton Vance-Atlanta Capital Small-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance-Atlanta Capital Small-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of Small-Cap Portfolio (the "Portfolio"), the underlying Portfolio in which Eaton Vance-Atlanta Capital Small-Cap Fund (the "Fund") invests, with Boston Management and Research (the "Adviser") and the sub-advisory agreement with Atlanta Capital Management, LLC (the "Sub-adviser"), including the fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each fund in the complex by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates, including the Sub-adviser, to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year

Eaton Vance-Atlanta Capital Small-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

period ended September 30, 2005 for the Fund. The Board noted that, unlike many other funds in its peer group, the Fund is managed by the Sub-adviser with an emphasis on higher quality growth companies, which generally have underperformed lower quality companies in recent years. The Board also reviewed information provided by the Sub-adviser concerning the relative performance of the Fund compared with other mutual funds that focus on higher quality growth companies. The Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to collectively as "management fees").

As part of its review, the Board considered the Portfolio's and the Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fee charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

Eaton Vance-Atlanta Capital Small-Cap Fund

INVESTMENT MANAGEMENT

Eaton Vance-Atlanta Capital Small-Cap Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Small-Cap Portfolio

Officers
James B. Hawkes
President and Trustee
William O. Bell, IV
Vice President
Thomas E. Faust Jr.
Vice President
William R. Hackney, III
Vice President
W. Matthew Hereford
Vice President
Charles B. Reed
Vice President
Kristin S. Anagnost
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Small-Cap Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Small-Cap Portfolio
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Small-Cap Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital Small-Cap Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1452-05/06  ASCSRC

Semiannual Report March 31, 2006

EATON VANCE-
ATLANTA
CAPITAL
LARGE-CAP
GROWTH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2006

INVESTMENT UPDATE

William R. Hackney, III, CFA

Marilyn Robinson Irvin, CFA

Paul J. Marshall, CFA

The Fund

Performance for the Past Six Months

•        For the six months ended March 31, 2006, the Fund’s Class I shares had a total return of 4.93%, the result of an increase in net asset value (NAV) per share to $10.99 on March 31, 2006, from $10.75 on September 30, 2005, and the reinvestment of $0.033 per share in capital gains.(1)

•        The Fund’s Class A shares had a total return of 4.87% for the same period, the result of an increase in NAV per share to $11.51 on March 31, 2006, from $11.22 on September 30, 2005, and the reinvestment of $0.252 per share in capital gains.(1)

•        For comparison, the Fund’s benchmark, the S&P 500 Index, a broadbased, unmanaged index of stocks commonly used as a measure of U.S. stock market performance, had a total return of 6.38% for the six months ended March 31, 2006.(2)

Management Discussion

•        During the six months ended March 31, 2006, stock prices powered higher, ignoring the ill effects of high energy prices, rising interest rates and a weakening housing market. In the early months of 2006, following the devastation of hurricanes Katrina and Rita, consumer spending and capital investment rebounded. Real Gross Domestic Product in the first quarter of 2006 appears to be strong, but may decelerate later in the year as interest rates, energy and housing take their toll on economic activity. Earnings growth for the S&P 500 Index could slow to 10% or less in 2006 from the 15-20% growth rates of the past few years.(2)

•        In this environment, the Fund’s benchmark, the S&P  500 Index, posted a 6.38% return for the six months ended March 31, 2006.(2) Leading economic sectors within the S&P 500 Index were materials and telecommunications services. The lagging sectors were utilities and energy.

•        The Fund currently invests in a separate registered investment company (the Portfolio) with the same objective and policies as the Fund. The Fund’s returns lagged the S&P 500 Index due to lackluster performance by several of the Portfolio’s health care and technology holdings and its overweightings in these sectors versus the benchmark. Stock selection was favorable in the consumer staples and industrial sectors of the Portfolio. The Portfolio strives to invest in seasoned, quality companies with long-track records of consistent earnings growth. For the last three years, lower-quality companies have posted higher stock returns than higher-quality companies.

•        Management continues to believe that investor sentiment will shift towards higher-quality stocks in the months ahead. In past economic cycles, higher-quality stocks have performed well when interest rates have risen and when corporate profit growth has moderated. This generally describes the economic environment of 2006. The Federal Reserve has increased the Federal Funds rate 15 times in a row and may continue to do so in the near term. Moreover, corporate profit growth may slow over the balance of the year.

•        The Portfolio emphasizes quality growth companies that can exhibit earnings growth in a slowing economy. Management currently favors the industrial/capital investment side of the economy, where growth prospects remain most favorable. Relative to the S&P 500 Index, the Portfolio maintains an overweight position in the consumer staples, health care, industrials and technology sectors. Sectors of the Portfolio that are underweighted relative to the benchmark include financials and energy. The Portfolio had no exposure to utilities and telecommunications as of March 31, 2006.(3)

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns are historical and do not include the 5.75% maximum sales charge for the Fund’s Class A shares. If sales charges were deducted, returns would be lower. Class I shares are offered to certain investors at NAV.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)       Sector weightings are subject to change due to active management.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

FUND PERFORMANCE

Performance*	Class A	Class I

Average Annual Total Returns (at net asset value)
One Year	9.25%	9.41%
Life of Fund†	7.38%	3.39%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.94%	9.41%
Life of Fund†	4.71%	3.39%

† Inception Dates – Class A: 11/28/03; Class I: 4/30/02

*  Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I shares are offered to certain investors at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Ten Largest Holdings*

By net assets

General Electric Co.	3.8%
Cisco Systems, Inc.	3.6
Amgen, Inc.	3.2
Medtronic, Inc.	2.8
Johnson & Johnson Co.	2.6
Baker Hughes, Inc.	2.5
Illinois Tool Works, Inc.	2.4
Air Products and Chemicals, Inc.	2.3
Merrill Lynch & Co., Inc.	2.3
Motorola, Inc.	2.2

*       Ten Largest Holdings represented 27.7% of the Portfolio’s net assets as of March 31, 2006. Holdings are subject to change due to active management.

Common Stock Investments by Sector**

By net assets

Information Technology	21.3%
Financials	15.8%
Health Care	15.3%
Industrials	14.8%
Consumer Staples	11.0%
Consumer Discretionary	10.1%
Energy	6.4%
Materials	3.8%

**          As of March 31, 2006. Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

3

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 – March 31, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(10/1/05)	(3/31/06)	(10/1/05 – 3/31/06)

Actual
Class A	$1,000.00	$1,048.70	$6.38
Class I	$1,000.00	$1,049.30	$5.11

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.29
Class I	$1,000.00	$1,019.90	$5.04

*       Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Class A shares and 1.00% for Class I shares,  multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2005. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2006

Assets
Investment in Large-Cap Growth Portfolio, at value (identified cost, $22,166,756)	$27,430,314
Receivable for Fund shares sold	4,657
Receivable from the Administrator	17,492
Total assets	$27,452,463
Liabilities
Payable to affiliate for service fees	$8,285
Payable for Fund shares redeemed	1,079
Accrued expenses	19,578
Total liabilities	$28,942
Net Assets	$27,423,521
Sources of Net Assets
Paid-in capital	$21,303,360
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	839,000
Accumulated undistributed net investment income	17,603
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	5,263,558
Total	$27,423,521
Class A Shares
Net Assets	$14,112,624
Shares Outstanding	1,226,449
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.51
Maximum Offering Price Per Share (100 ÷ 94.25 of $11.51)	$12.21
Class I Shares
Net Assets	$13,310,897
Shares Outstanding	1,210,745
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.99
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
March 31, 2006

Investment Income
Dividends allocated from Portfolio	$193,121
Interest allocated from Portfolio	4,603
Expenses allocated from Portfolio	(129,889)
Net investment income from Portfolio	$67,835
Expenses
Trustees' fees and expenses	$88
Service fees
Class A	9,902
Registration fees	10,275
Custodian fee	9,234
Legal and accounting services	8,142
Transfer and dividend disbursing agent fees	7,258
Printing and postage	2,758
Miscellaneous	911
Total expenses	$48,568
Deduct — Allocation of expenses to the Administrator	$17,492
Total expense reductions	$17,492
Net expenses	$31,076
Net investment income	$36,759
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$934,400
Net realized gain	$934,400
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$494,112
Net change in unrealized appreciation (depreciation)	$494,112
Net realized and unrealized gain	$1,428,512
Net increase in net assets from operations	$1,465,271

See notes to financial statements

5

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
From operations — Net investment income	$36,759	$197,301
Net realized gain from investment transactions	934,400	2,159,823
Net change in unrealized appreciation (depreciation) from investments	494,112	648,671
Net increase in net assets from operations	$1,465,271	$3,005,795
Distributions to shareholders — From net investment income Class A	$—	$(10,539)
Class I	(89,933)	(150,767)
From net realized gain Class A	(60,458)	(9,743)
Class I	(684,414)	(72,286)
Total distributions to shareholders	$(834,805)	$(243,335)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$14,787,319	$1,314,171
Class I	2,075,595	5,941,499
Net asset value of shares issued to shareholders in payment of distributions declared Class A	52,131	19,542
Class I	774,347	223,053
Cost of shares redeemed Class A	(3,253,535)	(3,175,767)
Class I	(18,708,222)	(8,091,042)
Net decrease in net assets from Fund share transactions	$(4,272,365)	$(3,768,544)
Net decrease in net assets	$(3,641,899)	$(1,006,084)
Net Assets
At beginning of period	$31,065,420	$32,071,504
At end of period	$27,423,521	$31,065,420
Accumulated undistributed net investment income included in net assets
At end of period	$17,603	$70,777

See notes to financial statements

6

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)(2)
Net asset value — Beginning of period	$11.220		$10.320	$10.000
Income (loss) from operations
Net investment income (loss)	$0.008		$0.044	$(0.004)
Net realized and unrealized gain	0.534		0.908	0.324
Total income from operations	$0.542		$0.952	$0.320
Less distributions
From net investment income	$—		$(0.027)	$—
From net realized gain	(0.252)		(0.025)	—
Total distributions	$(0.252)		$(0.052)	$—
Net asset value — End of period	$11.510		$11.220	$10.320
Total Return(3)	4.87%		9.23%	3.20%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$14,113		$2,429	$3,993
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.25	%(5)	1.25%	1.25	%(5)
Net expenses after custodian fee reduction(4)	1.25	%(5)	1.25%	1.25	%(5)
Net investment income (loss)	0.13	%(5)	0.40%	(0.04	)%(5)
Portfolio Turnover of the Portfolio	17%		45%	35%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.37	%(5)	1.32%	1.33	%(5)
Expenses after custodian fee reduction(4)	1.37	%(5)	1.32%	1.33	%(5)
Net investment income (loss)	0.01	%(5)	0.33%	(0.12	)%(5)
Net investment income (loss) per share	$0.001		$0.038	$(0.010)

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003 to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

7

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended March 31, 2006		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)	2003(1)	2002(1)(2)
Net asset value — Beginning of period	$10.750		$9.900	$9.070	$7.400	$10.000
Income (loss) from operations
Net investment income	$0.015		$0.064	$0.020	$0.020	$0.004
Net realized and unrealized gain (loss)	0.510		0.862	0.829	1.660	(2.604)
Total income (loss) from operations	$0.525		$0.926	$0.849	$1.680	$(2.600)
Less distributions
From net investment income	$(0.033)		$(0.051)	$(0.019)	$(0.010)	$—
From net realized gain	(0.252)		(0.025)	—	—	—
Total distributions	$(0.285)		$(0.076)	$(0.019)	$(0.010)	$—
Net asset value — End of period	$10.990		$10.750	$9.900	$9.070	$7.400
Total Return(3)	4.93%		9.37%	9.36%	22.72%	(26.00)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$13,311		$28,637	$28,079	$26,154	$16,869
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.00	%(5)	1.00%	1.00%	1.00%	1.00	%(5)
Net expenses after custodian fee reduction(4)	1.00	%(5)	1.00%	1.00%	1.00%	1.00	%(5)
Net investment income	0.28	%(5)	0.61%	0.20%	0.24%	0.12	%(5)
Portfolio Turnover of the Portfolio	17%		45%	35%	34%	11%

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(4)	1.12	%(5)	1.07%	1.08%	1.15%	1.38	%(5)
Expenses after custodian fee reduction(4)	1.12	%(5)	1.07%	1.08%	1.15%	1.38	%(5)
Net investment income (loss)	0.16	%(5)	0.54%	0.12%	0.09%	(0.26	)%(5)
Net investment income (loss) per share	$0.009		$0.056	$0.012	$0.008	$(0.009)

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the start of business, April 30, 2002 to September 30, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund currently offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Large-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.6% at March 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income — The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

H  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

9

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	1,290,596	119,927
Issued to shareholders electing to receive payments of distributions in Fund shares	4,613	1,789
Redemptions	(285,259)	(292,045)
Net increase (decrease)	1,009,950	(170,329)
Class I	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
Sales	190,519	576,023
Issued to shareholders electing to receive payments of distributions in Fund shares	71,765	21,345
Redemptions	(1,715,268)	(771,174)
Net decrease	(1,452,984)	(173,806)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. For the six months ended March 31, 2006, the administrator has agreed to reimburse the Fund's other expenses (excluding the investment adviser fee and the service fee) to the extent that they exceed 0.35% (annually) of average daily net assets. This agreement may be changed or terminated at any time, subject to Trustee approval. Pursuant to this agreement, EVM was allocated $17,492 of the Fund's operating expenses for the six months ended March 31, 2006. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended March 31, 2006, EVM earned $183 in sub-transfer agent fees from the Fund. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,687 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2006. Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect a service plan for Class A (Class A Plan). The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets attributable to Class A shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid or accrued for the six months ended March 31, 2006 amounted to $9,902 for Class A shares.

6  Contingent Deferred Sales Charge

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by Class A shareholders of the Fund for the six months ended March 31, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2006, aggregated $16,875,570 and $21,999,250, respectively.

10

Large-Cap Growth Portfolio as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%
Security	Shares	Value
Beverages — 1.9%
PepsiCo, Inc.	9,000	$520,110
		$520,110
Biotechnology — 3.2%
Amgen, Inc.(1)	12,000	$873,000
		$873,000
Capital Markets — 7.1%
A.G. Edwards, Inc.	4,000	$199,440
Bank of New York Co., Inc. (The)	13,000	468,520
Franklin Resources, Inc.	3,000	282,720
Merrill Lynch & Co., Inc.	8,000	630,080
SEI Investments Co.	9,000	364,770
		$1,945,530
Chemicals — 3.7%
Air Products and Chemicals, Inc.	9,500	$638,305
Rohm & Haas Co.	8,000	390,960
		$1,029,265
Commercial Banks — 1.4%
Wachovia Corp.	6,700	$375,535
		$375,535
Communications Equipment — 5.9%
Cisco Systems, Inc.(1)	46,000	$996,820
Motorola, Inc.	27,000	618,570
		$1,615,390
Computer Peripherals — 1.5%
Dell, Inc.(1)	13,700	$407,712
		$407,712
Consumer Finance — 3.3%
American Express Co.	11,000	$578,050
Capital One Financial Corp.	4,000	322,080
		$900,130

Security	Shares	Value
Diversified Financial Services — 1.7%
Citigroup, Inc.	9,800	$462,854
		$462,854
Electrical Equipment — 2.1%
Emerson Electric Co.	7,000	$585,410
		$585,410
Electronic Equipment & Instruments — 2.6%
CDW Corp.	5,500	$323,675
Molex, Inc.	12,000	398,400
		$722,075
Energy Equipment & Services — 4.6%
Baker Hughes, Inc.	10,000	$684,000
National-Oilwell Varco, Inc.(1)	9,000	577,080
		$1,261,080
Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	9,500	$514,520
Walgreen Co.	7,500	323,475
		$837,995
Food Products — 1.4%
General Mills, Inc.	7,500	$380,100
		$380,100
Health Care Equipment & Supplies — 5.5%
Biomet, Inc.	14,000	$497,280
Medtronic, Inc.	15,000	761,250
Varian Medical Systems, Inc.(1)	4,500	252,720
		$1,511,250
Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	10,500	$586,530
		$586,530
Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	7,000	$331,590
		$331,590

See notes to financial statements

11

Large-Cap Growth Portfolio as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Household Products — 3.7%
Colgate-Palmolive Co.	8,000	$456,800
Procter & Gamble Co.	10,000	576,200
		$1,033,000
Industrial Conglomerates — 5.4%
3M Co.	6,000	$454,140
General Electric Co.	30,000	1,043,400
		$1,497,540
Insurance — 2.4%
Aflac, Inc.	9,000	$406,170
American International Group, Inc.	4,000	264,360
		$670,530
Internet Software & Services — 1.7%
eBay, Inc.(1)	12,000	$468,720
		$468,720
IT Services — 4.1%
Cognizant Technology Solutions Corp., Class A(1)	5,000	$297,450
First Data Corp.	12,431	582,019
Fiserv, Inc.(1)	6,000	255,300
		$1,134,769
Machinery — 7.3%
Caterpillar, Inc.	6,000	$430,860
Dover Corp.	10,900	529,304
Illinois Tool Works, Inc.	7,000	674,170
Pentair, Inc.	9,000	366,750
		$2,001,084
Media — 0.8%
Omnicom Group, Inc.	2,500	$208,125
		$208,125
Multiline Retail — 1.6%
Kohl's Corp.(1)	8,500	$450,585
		$450,585

Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.9%
Exxon Mobil Corp.	8,500	$517,310
		$517,310
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	7,000	$260,330
		$260,330
Pharmaceuticals — 4.5%
Johnson & Johnson Co.	12,000	$710,640
Pfizer, Inc.	21,250	529,550
		$1,240,190
Semiconductors & Semiconductor Equipment — 3.4%
Intel Corp.	22,800	$441,180
Maxim Integrated Products, Inc.	13,000	482,950
		$924,130
Software — 2.2%
Microsoft Corp.	22,000	$598,620
		$598,620
Specialty Retail — 4.6%
Bed Bath and Beyond, Inc.(1)	6,000	$230,400
Lowe's Companies, Inc.	8,000	515,520
Staples, Inc.	20,500	523,160
		$1,269,080
Textiles, Apparel & Luxury Goods — 1.8%
Nike, Inc., Class B	6,000	$510,600
		$510,600
Total Common Stocks (identified cost $21,854,514)		$27,130,169
Total Investments — 98.5% (identified cost $21,854,514)		$27,130,169
Other Assets, Less Liabilities — 1.5%		$415,000
Net Assets — 100.0%		$27,545,169

(1)  Non-income producing security.

See notes to financial statements

12

Large-Cap Growth Portfolio as of March 31, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2006

Assets
Investments, at value (identified cost, $21,854,514)	$27,130,169
Cash	373,834
Receivable for investments sold	106,824
Interest and dividends receivable	27,562
Total assets	$27,638,389
Liabilities
Payable for investments purchased	$58,525
Payable for investment advisory fees	15,062
Accrued expenses	19,633
Total liabilities	$93,220
Net Assets applicable to investors' interest in Portfolio	$27,545,169
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$22,269,514
Net unrealized appreciation (computed on the basis of identified cost)	5,275,655
Total	$27,545,169

Statement of Operations

For the Six Months
Ended March 31, 2006

Investment Income
Dividends	$193,839
Interest	4,620
Total investment income	$198,459
Expenses
Investment adviser fee	$98,842
Trustees' fees and expenses	879
Custodian fee	16,027
Legal and accounting services	10,746
Miscellaneous	4,638
Total expenses	$131,132
Deduct — Reduction of custodian fee	$4
Reduction of investment adviser fee	756
Total expense reductions	$760
Net expenses	$130,372
Net investment income	$68,087
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$938,089
Net realized gain	$938,089
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$495,329
Net change in unrealized appreciation (depreciation)	$495,329
Net realized and unrealized gain	$1,433,418
Net increase in net assets from operations	$1,501,505

See notes to financial statements

13

Large-Cap Growth Portfolio as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005
From operations — Net investment income	$68,087	$263,367
Net realized gain from investment transactions	938,089	2,164,518
Net change in unrealized appreciation (depreciation) from investments	495,329	624,117
Net increase in net assets from operations	$1,501,505	$3,052,002
Capital transactions — Contributions	$16,875,570	$7,284,542
Withdrawals	(21,999,250)	(11,296,626)
Net decrease in net assets from capital transactions	$(5,123,680)	$(4,012,084)
Net decrease in net assets	$(3,622,175)	$(960,082)
Net Assets
At beginning of period	$31,167,344	$32,127,426
At end of period	$27,545,169	$31,167,344

See notes to financial statements

14

Large-Cap Growth Portfolio as of March 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended		Year Ended September 30,
	March 31, 2006
	(Unaudited)		2005	2004	2003	2002(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.86	%(2)	0.83%	0.83%	0.80%	0.92	%(2)
Net expenses after custodian fee reduction	0.86	%(2)	0.83%	0.83%	0.80%	0.92	%(2)
Net investment income	0.45	%(2)	0.78%	0.37%	0.44%	0.20	%(2)
Portfolio Turnover	17%		45%	35%	34%	11%
Total Return	5.00%		9.53%	9.55%	22.95%	(25.97)%
Net assets, end of period (000's omitted)	$27,545		$31,167	$32,127	$29,536	$17,157

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.86	%(2)	0.83%	0.83%	0.84%	0.98	%(2)
Expenses after custodian fee reduction	0.86	%(2)	0.83%	0.83%	0.84%	0.98	%(2)
Net investment income	0.45	%(2)	0.78%	0.37%	0.40%	0.14	%(2)

(1)  For the period from the start of business, April 30, 2002 to September 30, 2002.

(2)  Annualized.

See notes to financial statements

15

Large-Cap Growth Portfolio as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Large-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2006, the Eaton Vance-Atlanta Capital Large-Cap Growth Fund held an approximate 99.6% interest in the Portfolio. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes — The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT.

16

Large-Cap Growth Portfolio as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2006, the advisory fee amounted to $98,842. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended March 31, 2006, BMR waived $756 of its advisory fee. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC (Atlanta Capital), an indirect majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2006, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $5,116,825 and $10,388,799, respectively, for the six months ended March 31, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$21,854,514
Gross unrealized appreciation	$5,437,802
Gross unrealized depreciation	(162,147)
Net unrealized appreciation	$5,275,655

17

Large-Cap Growth Portfolio as of March 31, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2006.

6  Subsequent Event

Effective May 1, 2006, Large-Cap Growth Portfolio will change its name to Large-Cap Portfolio.

18

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

19

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any such sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of Large-Cap Growth Portfolio (the "Portfolio"), the underlying Portfolio in which Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the "Fund") invests, with Boston Management and Research (the "Adviser") and the sub-advisory agreement with Atlanta Capital Management, LLC (the "Sub-adviser"), including the fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each fund in the complex by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the Sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios, as well as recent changes in personnel.

The Board reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

20

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2005 for the Fund. The Board noted that, unlike many other funds in its peer group, the Fund is managed by the Sub-adviser with an emphasis on higher quality growth companies, which generally have underperformed lower quality companies in recent years. The Board also reviewed information provided by the Sub-adviser concerning the relative performance of the Fund compared with other mutual funds that focus on higher quality growth companies. The Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to collectively as "management fees").

As part of its review, the Board considered the Portfolio's management fee and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fee charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

21

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Large-Cap Growth Portfolio

Officers
James B. Hawkes
President and Trustee
Thomas E. Faust Jr.
Vice President
William R. Hackney, III
Vice President
Marilyn Robinson Irvin
Vice President
Paul J. Marshall
Vice President
Kristin S. Anagnost
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

22

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Investment Adviser of Large-Cap Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Large-Cap Growth Portfolio
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Large-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital Large-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1451-5/06  ALCGSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

	By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 18, 2006

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	May 18, 2006